Income Taxes - Components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of income tax expense (benefit)
Current	$ 704	$ 1,018	$ 654
Deferred	(236)	(23)	188
Total income tax expense	$ 468	$ 995	$ 842